Equity (Schedule of Outstanding Common Shares) (Details) $ in Thousands		1 Months Ended							3 Months Ended				12 Months Ended
	Apr. 22, 2024 shares	Apr. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	May 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2018 shares
Disclosure Of Share capital [Line Items]
Number of shares issued			55,327,520						51,247,287				51,247,287	55,327,520
Treasury Stock Purchased, Shares	(4,369,181)												0	(3,073,588)	(2,743,722)
Number of shares outstanding			55,300,000						51,200,000				51,200,000	55,300,000	57,600,000
Issued capital | $			$ 55						$ 51				$ 51	$ 55	$ 58
Common Shares, Number Of Votes | Vote													1
Maximum
Disclosure Of Share capital [Line Items]
Number of shares issued																5,000,000
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
Number of shares issued						100,000					200,000	200,000
Treasury Stock Purchased, Shares								600,000
Number of shares outstanding						57,700,000		58,200,000			51,200,000	55,500,000
Issued capital | $						$ 58		$ 58			$ 51	$ 55
Stock awards One [Member] | Minimum
Disclosure Of Share capital [Line Items]
Date of common shares movement						May 01, 2023		Feb. 01, 2023			Apr. 01, 2024	Jan. 01, 2024
Stock awards One [Member] | Maximum
Disclosure Of Share capital [Line Items]
Date of common shares movement						May 31, 2023		Feb. 28, 2023			Jun. 30, 2024	Mar. 31, 2024
Buyback program [Member]
Disclosure Of Share capital [Line Items]
Treasury Stock Purchased, Shares		(4,500,000)	(800,000)	(500,000)	(1,100,000)		(600,000)		0	0
Number of shares outstanding		51,000,000	55,300,000	56,100,000	56,600,000		57,600,000		51,200,000	51,200,000			51,200,000	55,300,000
Issued capital | $		$ 51	$ 55	$ 56	$ 57		$ 58		$ 51	$ 51			$ 51	$ 55
Buyback program [Member] | Minimum
Disclosure Of Share capital [Line Items]
Date of common shares movement		Apr. 01, 2024	Dec. 01, 2023	Sep. 01, 2023	Jun. 01, 2023		Mar. 01, 2023		Oct. 01, 2024	Jul. 01, 2024
Buyback program [Member] | Maximum
Disclosure Of Share capital [Line Items]
Date of common shares movement		Apr. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2024	Sep. 30, 2024